Financial assets and other receivables - Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
Trade receivables	$ 203,930	$ 237,022
Less – allowance for doubtful debts	(1,697)	(4,543)
Trade receivables, net	202,233	232,479
Tax receivables	13,166	45,948
Government grant receivables	23,016	19,748
Other receivables	3,847	10,889
Trade and other receivables	$ 242,262	$ 309,064